Cash - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Cash - Schedule of Cash and Cash Equivalents (Details) [Line Items]
Cash, Total	$ 22,573	$ 26,712
RMB [Member]
Cash - Schedule of Cash and Cash Equivalents (Details) [Line Items]
Cash, Total	18,926	21,731
HKD [Member]
Cash - Schedule of Cash and Cash Equivalents (Details) [Line Items]
Cash, Total	244	263
SGD [Member]
Cash - Schedule of Cash and Cash Equivalents (Details) [Line Items]
Cash, Total	2	0
USD [Member]
Cash - Schedule of Cash and Cash Equivalents (Details) [Line Items]
Cash, Total	$ 3,401	$ 4,718